UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 6, 2006

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$5,155,469,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    58747   206855 SH       Sole                   174798             32057
Altera Corporation             COM              021441100   179931  9710271 SH       Sole                  8700331           1009940
Apache                         COM              037411105   106771  1558249 SH       Sole                  1483429             74820
Baker Hughes Inc.              COM              057224107   237764  3911886 SH       Sole                  3561752            350134
Berkley W R Corp.              COM              084423102     1430    30036 SH       Sole                    30036
Blue Nile Inc                  COM              09578R103      959    23800 SH       Sole                    23800
Burlington Resources           COM              122014103   115924  1344830 SH       Sole                  1278130             66700
Carmax Inc.                    COM              143130102    28606  1033458 SH       Sole                   929958            103500
Cimarex Energy Co.             COM              171798101    50129  1165514 SH       Sole                   971194            194320
Citigroup Inc.                 COM              172967101   140929  2903952 SH       Sole                  2629452            274500
Comcast Corp.                  COM              20030N101     4151   160132 SH       Sole                   148322             11810
Comcast Corp. Cl A Special     COM              20030N200   219390  8539894 SH       Sole                  7741734            798160
Costco Wholesalers Corp        COM              22160K105    95617  1932825 SH       Sole                  1852325             80500
Dell Inc.                      COM              24702R101   202647  6766165 SH       Sole                  6161288            604877
Discovery Holding              COM              25468Y107    79608  5254681 SH       Sole                  4890611            364070
Dolby Laboratories Inc Class A COM              25659T107      256    15000 SH       Sole                    15000
Dresser-Rand Group             COM              261608103     1451    60000 SH       Sole                    60000
Encana Corp                    COM              292505104      271     6000 SH       Sole                     6000
Equity Residential             COM              29476L107     1009    25800 SH       Sole                      600             25200
Family Dollar Stores Inc.      COM              307000109     6604   266380 SH       Sole                   173080             93300
Fidelity National Financial In COM              316326107     5810   157917 SH       Sole                   156447              1470
L-3 Communications Holdings In COM              502424104   152809  2055269 SH       Sole                  1834935            220334
Liberty Global Class C         COM              530555309   137212  6472287 SH       Sole                  5896293            575994
Liberty Global Inc.            COM              530555101   108462  4820539 SH       Sole                  4403345            417194
Liberty Media Corporation New  COM              530718105   215220 27346914 SH       Sole                 24883190           2463724
Microsoft Corp.                COM              594918104   257350  9841310 SH       Sole                  8943724            897586
Millipore Corp.                COM              601073109    10514   159200 SH       Sole                   150100              9100
Montpelier Re Holdings Ltd.    COM              G62185106      472    25000 SH       Sole                    25000
National Grid PLC (ADR)        COM              636274300    38594   792655 SH       Sole                   558789            233866
National Instruments Corp.     COM              636518102   122381  3818437 SH       Sole                  3615787            202650
Neustar Inc-Class A            COM              64126X201     7113   233300 SH       Sole                   225500              7800
Newfield Exploration Co.       COM              651290108   159556  3186665 SH       Sole                  2805465            381200
Noble Energy Inc.              COM              655044105   109375  2714021 SH       Sole                  2376191            337830
Novartis AG (ADR)              COM              66987V109     6040   115100 SH       Sole                   115100
Praxair, Inc.                  COM              74005P104   191250  3611211 SH       Sole                  3424440            186771
Progressive Corp.              COM              743315103   171614  1469547 SH       Sole                  1332980            136567
Rogers Communications          COM              775109200    51556  1219961 SH       Sole                   972044            247917
Sanofi-Aventis (ADR)           COM              80105N105   252208  5745049 SH       Sole                  5180015            565034
Schlumberger                   COM              806857108    11709   120530 SH       Sole                   120530
Scottish Re Group Ltd.         COM              G7885T104    24154   983885 SH       Sole                   917585             66300
St. Paul Travelers             COM              792860108   140703  3149836 SH       Sole                  2800135            349701
Symantec Corp.                 COM              871503108    99087  5662129 SH       Sole                  5194629            467500
Talk America Holdings, Inc.    COM              87426R202      129    15000 SH       Sole                    15000
Teradyne Inc.                  COM              880770102     4964   340715 SH       Sole                   287715             53000
Texas Instruments              COM              882508104    13006   405560 SH       Sole                   375660             29900
UnitedHealth Group Inc.        COM              91324P102   346757  5580257 SH       Sole                  5045953            534304
Verifone Holdings Inc.         COM              92342y109     5804   229400 SH       Sole                   229400
Vodafone Group PLC (ADR)       COM              92857W100   168697  7857325 SH       Sole                  7399925            457400
Wachovia Corp.                 COM              929903102   249580  4721522 SH       Sole                  4299913            421609
Wal Mart                       COM              931142103    59726  1276195 SH       Sole                  1137895            138300
Waste Management Inc.          COM              94106L109   260892  8596103 SH       Sole                  7759703            836400
White Mountains Insurance Grou COM              g9618e107     5248     9395 SH       Sole                     9195               200
Willis Group Holdings Ltd.     COM              G96655108   235280  6369251 SH       Sole                  5796551            572700